UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       2/12/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/12
                              RUN DATE: 12/31/12

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   26
                                        --------------------

Form 13F Information Table Value Total:           $43,831
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   -------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   -------
 AMERICAN RAILCAR INDUSTRIES      COM         02916P103          44     1,400                 SOLE          0        1,400
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,470    35,000                 SOLE          0       35,000
 C&J ENERGY SERVICES INC          COM         12467B304         193     9,000                 SOLE          0        9,000
 CIMAREX ENERGY                   COM         171798101       1,097    19,000                 SOLE          0       19,000
 COHERENT INC                     COM         192479103       1,947    38,454                 SOLE          0       38,454
 CSG SYS INTL INC                 COM         126349109       1,677    92,220                 SOLE          0       92,220
 CUBIC CORP                       COM         229669106       1,559    32,497                 SOLE          0       32,497
 EMCOR GROUP INC                  COM         29084Q100       2,633    76,070                 SOLE          0       76,070
 FEI COMPANY                      COM         30241L109         166     3,000                 SOLE          0        3,000
 GARDNER DENVER INC               COM         365558105       1,363    19,900                 SOLE          0       19,900
 GLOBAL PAYMENTS INC              COM         37940X102       4,679   103,300                 SOLE          0      103,300
 INSPERITY INC                    COM         45778Q107       2,107    64,700                 SOLE          0       64,700
 KAYDON CORP                      COM         486587108       1,743    72,847                 SOLE          0       72,847
 LITTELFUSE INC                   COM         537008104         401     6,500                 SOLE          0        6,500
 MKS INSTRUMENTS INC              COM         55306N104       3,031   117,556                 SOLE          0      117,556
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,525    33,500                 SOLE          0       33,500
 RBC BEARINGS                     COM         75524B104         554    11,072                 SOLE          0       11,072
 ROBBINS & MYERS INC              COM         770196103       1,407    23,671                 SOLE          0       23,671
 ROLLINS INC                      COM         775711104       2,507   113,737                 SOLE          0      113,737
 SCANSOURCE INC                   COM         806037107           0         0                 SOLE          0            0
 TETRA TECH INC                   COM         88162G103       1,226    46,300                 SOLE          0       46,300
 THOR INDUSTRIES                  COM         885160101       1,830    48,900                 SOLE          0       48,900
 TOTAL SYSTEM SERVICES INC        COM         891906109       2,902   135,500                 SOLE          0      135,500
 WABTEC CORP                      COM         929740108       4,861    55,529                 SOLE          0       55,529
 WD-40 COMPANY                    COM         929236107         693    14,700                 SOLE          0       14,700
 ZEBRA TECHNOLOGIES CORP-CL A     COM         989207105       1,215    30,900                 SOLE          0       30,900
